LOOMIS SAYLES FUNDS II

April 15, 2011

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II
(File Nos.: 033-39133 and 811-06241)

Dear Sir or Madam:

On behalf of Loomis Sayles Funds II, transmitted for filing, pursuant to Rule 497(e) under the Securities Act of 1933, are exhibits containing interactive data format risk/return summary information for the Loomis Sayles Global Equity and Income Fund (the “Fund”). These exhibits contain the amended risk/return summary information in the prospectus for the Fund dated February 1, 2011, supplemented as of March 31, 2011, as filed under Rule 497(e) on March 31, 2011.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary

Loomis Sayles Funds II

Exhibit Index

Exhibits for Item 28 of Form N-1A

Exhibit	Exhibit Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase